Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Staff advances	$ 134	$ 851
Prepayment for products	2,485	1,528
Advance to OEMs	16,939	16,417
Rental and other deposits	1,064	1,426
VAT recoverable	2,696	1,437
Receivable from an export/import agent	1,138	9,101
Investment of convertible bond	238
Cash loan	100
Others	366	397
Prepaid expenses and other current assets	25,160	31,157
Less: provision	(11,327)	(13,992)
Total	$ 13,833	$ 17,165